Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Contract revenue	$ 192,966			$ 221,281						$ 378,346	$ 425,610	$ 848,972	$ 817,204	$ 787,314
Direct contract expense	149,019			174,962						294,294	335,597	669,504	632,831	603,481
Gross profit	43,947	42,822	46,633	46,319	43,694	47,673	46,472	46,681	43,547	84,052	90,013	179,468	184,373	183,833
Operating expenses	20,721			21,662						39,585	43,912	84,128	91,494	83,035
General and administrative	18,553			13,204						37,546	25,008	53,139	52,441	65,305
Operating income	4,673			11,453						6,921	21,093	42,201	40,438	35,493
Other income (expense):
Interest income	17			17						28	34	55	78	45
Interest expense	(19,710)			(18,913)						(38,658)	(37,832)	(75,700)	(74,934)	(73,919)
Other	(19)			55						(47)	40	(84)	(55)	32
Gains (losses) on extinguishment of debt												3,913		939
Total other (expense) income	(19,712)			(18,841)						(38,677)	(37,758)	(71,816)	(74,911)	(72,903)
Loss before taxes	(15,039)			(7,388)						(31,756)	(16,665)	(29,615)	(34,473)	(37,410)
Income tax expense	(1,749)			(1,743)						(3,494)	(3,487)	(6,977)	(6,974)	(6,974)
Net loss	(16,788)	(9,353)	(7,087)	(9,131)	(11,021)	(9,526)	(8,866)	(10,245)	(12,810)	(35,250)	(20,152)	(36,592)	(41,447)	(44,384)
Basic and diluted loss per share	$ (2.20)			$ (1.39)						$ (4.61)	$ (3.03)	$ (5.39)	$ (6.74)	$ (7.83)
Basic and diluted weighted average common shares outstanding	7,623,753			6,592,567						7,641,983	6,660,227	6,787,660	6,148,438	5,671,977
Net loss	(16,788)	(9,353)	(7,087)	(9,131)	(11,021)	(9,526)	(8,866)	(10,245)	(12,810)	(35,250)	(20,152)	(36,592)	(41,447)	(44,384)
Other comprehensive income:
Postretirement actuarial gains												279	26	55
Comprehensive loss	$ (16,788)			$ (9,131)						$ (35,250)	$ (20,152)	$ (36,313)	$ (41,421)	$ (44,329)